UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
Address:   90 Park Avenue
           New York, NY 10016
           --------------------------------------------

Form 13F File Number: 28-02774
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Katherine K. Struk
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  212-972-8150
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Katherine K. Struk               New York, NY 10016               2/12/2003
----------------------               ------------------               ---------
     [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          118
                                         -----------
Form 13F Information Table Value Total:  $   113,437
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
ALLIED IRISH BANKS ADR         COMMON           019228402     1376   51200          Sole             20900      0  30300
AMERICAN INTL GROUP INC.       COMMON           026874107     2923   50532          Sole             19595      0  30937
AMERICAN INTL GROUP INC.       COMMON           026874107      174    3000          Other                0      0    300
AMGEN INC                      COMMON           031162100      486   10050          Sole              4400      0   5650
AMGEN INC                      COMMON           031162100      193    4000          Other                0      0   4000
AOL TIME WARNER                COMMON           00184A105      197   15050          Sole             14750      0    300
AMERICAN EXPRESS CO            COMMON           025816109     1693   47897          Sole                 0      0  47897
BALDOR ELECTRIC                COMMON           057741100     2376  120310          Sole             40780      0  79530
BROWN-FORMAN INC CLASS A       COMMON           115637100      303    4521          Sole                 0      0   4521
BROWN-FORMAN INC CLASS B       COMMON           115637209      235    3600          Sole                 0      0   3600
BALLARD POWER SYSTEMS INC      COMMON           05858H104      206   18600          Sole              3600      0  15000
BMC SOFTWARE                   COMMON           055921100      543   31750          Sole              8000      0  23750
BP PLC ADR                     COMMON           055622104     2652   65228          Sole             29970      0  35258
BP PLC ADR                     COMMON           055622104       77    1900          Other                0      0   1900
ANHEUSER-BUSCH COMPANY         COMMON           035229103     2232   46110          Sole             16910      0  29200
ANHEUSER-BUSCH COMPANY         COMMON           035229103      203    4200          Other                0      0   4200
CONAGRA FOODS INC              COMMON           205887102     3796  151787          Sole             44740      0 107047
CONAGRA FOODS INC              COMMON           205887102       50    2000          Other                0      0   2000
CHUBB CORP                     COMMON           171232101     1712   32800          Sole             13655      0  19145
C&D TECHNOLOGIES INC           COMMON           124661109      212   12000          Sole              3600      0   8400
COLGATE-PALMOLIVE              COMMON           194162103      818   15600          Sole                 0      0  15600
COMERICA INC.                  COMMON           200340107      394    9103          Sole                 0      0   9103
C S X CORP                     COMMON           126408103     1918   67745          Sole             23945      0  43800
C S X CORP                     COMMON           126408103       65    2300          Other                0      0   2300
CHEVRONTEXACO CORP             COMMON           166764100     1754   26385          Sole             10295      0  16090
CHEVRONTEXACO CORP             COMMON           166764100       66    1000          Other                0      0   1000
DOMINION RESOURCES             COMMON           25746U109      885   16123          Sole              6683      0   9440
DIEBOLD INC                    COMMON           253651103     2878   69820          Sole             23370      0  46450
DIEBOLD INC                    COMMON           253651103       54    1300          Other                0      0   1300
WALT DISNEY CO                 COMMON           254687106      460   28180          Sole              4400      0  23780
WALT DISNEY CO                 COMMON           254687106       59    3600          Other                0      0   3600
DUKE REALTY CORP               COMMON           264411505     1630   64060          Sole             37835      0  26225
DUKE REALTY CORP               COMMON           264411505      127    5000          Other                0      0   5000
DEVRY INC                      COMMON           251893103     2242  135005          Sole             40520      0  94485
DEVON ENERGY CORP              COMMON           25179M103     1489   32435          Sole              8890      0  23545
DEVON ENERGY CORP              COMMON           25179M103      129    2800          Other                0      0   2800
EMERSON ELECTRIC CO            COMMON           291011104     4108   80783          Sole             32575      0  48208
EL PASO CORP                   COMMON           28336L109      768  110325          Sole             38225      0  72100
EQUITY RESIDENTIAL PROPERT     COMMON           29476L107      791   32170          Sole             23970      0   8200
EQUITY RESIDENTIAL PROPERT     COMMON           29476L107       49    2000          Other                0      0   2000
FEDEX CORPORATION              COMMON           31428X106      591   10895          Sole              7615      0   3280
FEDEX CORPORATION              COMMON           31428X106      141    2600          Other                0      0   2600
GILLETTE COMPANY               COMMON           375766102     2070   68173          Sole             28070      0  40103
GILLETTE COMPANY               COMMON           375766102       64    2100          Other                0      0   2100
GENERAL DYNAMICS CORP          COMMON           369550108     1992   25095          Sole              9380      0  15715
GENERAL DYNAMICS CORP          COMMON           369550108      190    2400          Other                0      0   2400
GENERAL ELECTRIC               COMMON           369604103     2123   87186          Sole                 0      0  87186
GENERAL ELECTRIC               COMMON           369604103      156    6400          Other                0      0   6400
GAP INC.                       COMMON           364760108      199   12825          Sole                 0      0  12825
HEINZ (H.J.)                   COMMON           423074103      286    8710          Sole              7235      0   1475
HERSHEY FOODS CORP.            COMMON           427866108     2447   36280          Sole             11550      0  24730
HERSHEY FOODS CORP.            COMMON           427866108      101    1500          Other                0      0   1500
HUBBELL INC CLASS B            COMMON           443510201      226    6448          Sole               500      0   5948
INTEL CORP                     COMMON           458140100       44    2860          Sole                 0      0   2860
INTEL CORP                     COMMON           458140100      132    8500          Other                0      0   8500
ILLINOIS TOOL WORKS INC        COMMON           452308109      285    4400          Other                0      0   4400
JOHNSON & JOHNSON              COMMON           478160104     6619  123236          Sole             38104      0  85132
JOHNSON & JOHNSON              COMMON           478160104      351    6544          Other                0      0   6544
JEFFERSON PILOT CORP           COMMON           475070108     1621   42550          Sole             15850      0  26700
COCA COLA                      COMMON           191216100      899   20500          Sole                 0      0  20500
LANDSTAR INC                   COMMON           515097103        5   50000          Sole             50000      0      0
LEHMAN BROTHERS HOLDINGS I     COMMON           524908100      309    5800          Sole              1400      0   4400
LILLY, ELI & CO                COMMON           532457108      483    7600          Sole                 0      0   7600
LOCKHEED MARTIN CORP.          COMMON           539830109      854   14795          Sole             12150      0   2645
LINCOLN NATIONAL CORP          COMMON           534187109     1013   32075          Sole             21560      0  10515
LUCENT TECHNOLOGIES            COMMON           549463107       87   69262          Sole             51980      0  17282
LUCENT TECHNOLOGIES            COMMON           549463107        8    4500          Other                0      0   4500
MCDONALD'S CORP                COMMON           580135101      222   13800          Sole                 0      0  13800
MEDTRONIC INC                  COMMON           585055106     1020   22365          Sole             15985      0   6380
MEDTRONIC INC                  COMMON           585055106      109    2400          Other                0      0   2400
3M CO                          COMMON           88579Y101      222    1800          Sole                 0      0   1800
MOLEX INC                      COMMON           608554101     3386  146944          Sole             47792      0  99152
MOLEX INC                      COMMON           608554101       92    4000          Other                0      0   4000
MERCK & CO INC                 COMMON           589331107     2988   52790          Sole             10100      0  42690
MERCK & CO INC                 COMMON           589331107      187    3300          Other                0      0   3300
NATIONAL CITY CORP             COMMON           635405103      808   29580          Sole              6200      0  23380
NCR CORP.                      COMMON           62886E108      977   41135          Sole             26950      0  14185
NCR CORP.                      COMMON           62886E108       31    1300          Other                0      0   1300
NEIMAN MARCUS GROUP CL A       COMMON           640204202      243    8000          Sole                 0      0   8000
NORTHROP GRUMMAN               COMMON           666807102     7698   79360          Sole               964      0  78396
NORFOLK SOUTHERN CORP.         COMMON           655844108     1902   95150          Sole             30235      0  64915
OMNICOM GROUP                  COMMON           681919106      278    4300          Sole                 0      0   4300
OMNICOM GROUP                  COMMON           681919106       45     700          Other                0      0    700
ORACLE CORP                    COMMON           68389X105      272   25200          Sole              6000      0  19200
ORACLE CORP                    COMMON           68389X105       54    5000          Other                0      0   5000
PAYCHEX INC                    COMMON           704326107      214    7677          Sole              1000      0   6677
PEPSICO INC                    COMMON           713448108     4428  104873          Sole             38820      0  66053
PEPSICO INC                    COMMON           713448108      253    6000          Other                0      0   6000
PFIZER INC                     COMMON           717081103     1070   35000          Sole               500      0  34500
PROCTER & GAMBLE CO            COMMON           742718109     1358   15800          Sole                 0      0  15800
PRIME MEDICAL SERVICES INC     COMMON           74156D108       97   11232          Sole                 0      0  11232
POST PROPERTIES INC            COMMON           737464107      591   24745          Sole             11060      0  13685
ROYAL DUTCH PETROLEUM          COMMON           780257804      339    7700          Sole               500      0   7200
TRANSOCEAN INC                 COMMON           G90078109      371   15973          Sole             14973      0   1000
TRANSOCEAN INC                 COMMON           G90078109       46    2000          Other                0      0   2000
RAYTHEON CO                    COMMON           755111507     2477   80560          Sole             31460      0  49100
RAYTHEON CO                    COMMON           755111507      123    4000          Other                0      0   4000
SBC COMMUNICATIONS INC.        COMMON           78387G103     1907   70355          Sole             32175      0  38180
SBC COMMUNICATIONS INC.        COMMON           78387G103       54    2000          Other                0      0   2000
SHERWIN-WILLIAMS CO            COMMON           824348106     2633   93200          Sole             15330      0  77870
SPINNAKER EXPLORATION CO       COMMON           84855W109      319   14475          Sole             12390      0   2085
SONOCO PRODUCTS CO             COMMON           835495102      518   22586          Sole                 0      0  22586
SUNTRUST BANKS INC             COMMON           867914103      589   10350          Sole                 0      0  10350
SERVICEMASTER LTD PARTNERS     COMMON           817615107      169   15187          Sole                 0      0  15187
TOKHEIM 'C' WARRANTS           COMMON           889073136        0   10000          Sole             10000      0      0
UNION PACIFIC CORP             COMMON           907818108     1084   18100          Sole              6400      0  11700
UNION PACIFIC CORP             COMMON           907818108      126    2100          Other                0      0   2100
U.S. BANCORP                   COMMON           902973304     1237   58291          Sole             32033      0  26258
U.S. BANCORP                   COMMON           902973304       67    3162          Other                0      0   3162
VERIZON COMMUNICATIONS         COMMON           92343V104     2400   61935          Sole             27155      0  34780
VERIZON COMMUNICATIONS         COMMON           92343V104       90    2330          Other                0      0   2330
WALGREEN CO.                   COMMON           931422109      248    8500          Sole                 0      0   8500
WACHOVIA CORP                  COMMON           929903102      568   15588          Sole              8000      0   7588
WACHOVIA CORP                  COMMON           929903102       95    2600          Other                0      0   2600
WILLIAMS COS INC               COMMON           969457100       54   20000          Sole             10000      0  10000
WYETH                          COMMON           983024100      840   22462          Sole              2000      0  20462
EXXON MOBIL CORPORATION        COMMON           30231G102     2847   81492          Sole             21000      0  60492
EXXON MOBIL CORPORATION        COMMON           30231G102       72    2056          Other                0      0   2056